Equity - Summary of Assumption Used to Estimate the Fair Value of Share Options Granted (Details)	6 Months Ended
Jun. 30, 2017 $ / shares
Equity [Abstract]
Exercise price	$ 0.99
Expected term	3 years
Expected volatility	80.40%
Expected dividend yield	0.00%
Risk free interest rate	1.59%
Fair Value	$ 0.59